CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	10,000	10,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	100,000	100,000
Common stock, issued (in shares)	12,867	11,928
Common stock, outstanding (in shares)	12,867	11,928
Treasury stock, at cost (in shares)	60	0